CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member] [1]	Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2015		$ 370		$ 142,765		$ 258,978	$ (1,892)			$ 400,221
Balance, shares at Dec. 31, 2015		35,294,755
Other comprehensive income (loss)							742			742
Net income						74,596				74,596
Equity-based compensation expense related to employees	[2]			3,506						3,506
Compensation paid by a shareholder	[3]			266						266
Purchase of treasury shares									(39,430)	(39,430)
Purchase of treasury shares, shares		(1,103,096)
Adjustment to redemption value of the non-controlling interest						(2,248)				(2,248)
Cashless exercise of options		$ 1		(1)
Cashless exercise of options, shares		129,914
Balance at Dec. 31, 2016		$ 371		146,536		331,326	(1,150)		(39,430)	437,653
Balance, shares at Dec. 31, 2016		34,321,573
Other comprehensive income (loss)							1,833			1,833
Net income						26,202				26,202
Equity-based compensation expense related to employees	[2]			5,344						5,344
Adjustment to redemption value of the non-controlling interest						(1,137)				(1,137)
Cashless exercise of options and RSUs			[4]		[4]
Cashless exercise of options and RSUs, shares		17,387
Balance at Dec. 31, 2017		$ 371		151,880		356,391	683		(39,430)	469,895
Balance, shares at Dec. 31, 2017		34,338,960
Other comprehensive income (loss)							(3,860)			(3,860)
Net income						24,405				24,405
Equity-based compensation expense related to employees	[2]			1,713						1,713
Adjustment to redemption value of the non-controlling interest						203				203
Capital fund related to non-controlling interest								(5,587)		(5,587)
Dividend paid						(20,268)				(20,268)
Cashless exercise of options and RSUs			[4]		[4]
Cashless exercise of options and RSUs, shares		24,251
Balance at Dec. 31, 2018		$ 371		$ 153,593		$ 360,731	$ (3,177)	$ (5,587)	$ (39,430)	$ 466,501
Balance, shares at Dec. 31, 2018		34,363,211

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.
[2]	See also Note 12.
[3]	A bonus paid by the Company's shareholder to its employees.
[4]	Less than $1.